Fair Value of Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2012
Fair Value of Financial Instruments
Schedule of estimated fair values of the liabilities measured on a recurring basis

Fair Value Measurements at July 31, 2011

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

Schedule of activity for liabilities measured at estimated fair value using unobservable inputs

Warrant Derivative Liability
Beginning balance at July 31, 2011	$4,850,385

Issuances	—

Adjustments to estimated fair value	(4,192,781)

Re-classification of fair value to equity (see Note 7)	(657,604)

Ending balance at July 31, 2012	$—